Deferred Compensation and Retirement Plan for Directors (Details Narrative) - Directors Deferred Compensation Plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Benefits accrued with the plan	$ 33,000	$ 43,694
Expenses associated with the plan	41	$ 274
Balance retirement plan	$ 33,000